Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Number of Class A Ordinary Shares	Number of Class B Ordinary Shares	Class A Ordinary Share	Class A	Class B Ordinary Share	Class B	Additional paid-in capital	Statutory Reserves	(Accumulated loss)/ Retained earnings	Accumulated Other Comprehensive Income	Total
Balance at Dec. 31, 2019			$ 21,791		$ 7,100		$ 15,299,930		$ (3,876,167)	$ 398,471	$ 11,851,125
Balance (in Shares) at Dec. 31, 2019	21,791,055	7,100,000
Net income (loss)									(1,071,648)		(1,071,648)
Issuance of common shares for acquisition equities of Anyi			40				667,861				667,901
Issuance of common shares for acquisition equities of Anyi (in Shares)	40,235
Cancellation of Class B ordinary shares			(475)				(7,599,525)				(7,600,000)
Cancellation of Class B ordinary shares (in Shares)	(475,000)
Foreign currency translation adjustment										(154,768)	(154,768)
Balance at Dec. 31, 2020			21,356		7,100		8,368,266		(4,947,815)	243,703	3,692,610
Balance (in Shares) at Dec. 31, 2020	21,356,290	7,100,000
Net income (loss)									3,551,695		3,551,695
Issuance of common shares			2,899				17,637,100				17,639,999
Issuance of common shares (in Shares)	2,898,552
Appropriation to statutory reserve								63,659	(63,659)
Cancellation of Class B ordinary shares					(5,000)		5,000
Cancellation of Class B ordinary shares (in Shares)		(5,000,000)
Foreign currency translation adjustment										169,472	169,472
Balance at Dec. 31, 2021			24,255		2,100		26,010,366	63,659	(1,459,779)	413,175	25,053,776
Balance (in Shares) at Dec. 31, 2021	24,254,842	2,100,000		24,254,842		2,100,000
Net income (loss)									11,475,639		11,475,639
Appropriation to statutory reserve								272,037	(272,037)
Deposit received on issuance of common shares							492,490				492,490
Foreign currency translation adjustment										(6,578,195)	(6,578,195)
Balance at Dec. 31, 2022			$ 24,255		$ 2,100		$ 26,502,856	$ 335,696	$ 9,743,823	$ (6,165,020)	$ 30,443,710
Balance (in Shares) at Dec. 31, 2022	24,254,842	2,100,000		24,254,842		2,100,000